United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Carl A. Anderson, New Haven, CT August 2000


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 152

Form 13F Information Value Total (thousands): 705004



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None

                             VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS  CUSIP  (x$1000)PRN AMT PRN CALL DISCRETIONMANAGERS SOLE     SHARED      NONE        CALC FOR
-------------------------------------------  ----- -----------------------------------------------        VALUE
AMEX Technology Select SPDR      COMMON        81369Y803    8670  160000         SOLE              160000
AMR Corp.                        COMMON        001765106     912   34500         SOLE              34500
AT&T Corp                        COMMON        001957109    4936  155150         SOLE              155150
AT&T Corp                        COMMON        001957406     270   10000         SOLE              10000
Abbott Laboratories              COMMON        002824100    3137   70400         SOLE              70400
Affymetrix Inc.                  COMMON        00826T108     165    1000         SOLE              1000
Agilent Technologies, Inc.       COMMON        00846U101    5915   80202         SOLE              80202
Albertson's Inc.                 COMMON        013104104    3528  106109         SOLE              106109
Alcatel SA                       COMMON        013904305    1293   13125         SOLE              13125
Allstate Corp                    COMMON        020002101    3127  140560         SOLE              140560
America Online, Inc.             COMMON        02364J104    2789   53000         SOLE              53000
American Express                 COMMON        025816109    6535  125375         SOLE              125375
American General Corp            COMMON        026351106    2544   41700         SOLE              41700
American International Group     COMMON        026874107    9215   78425         SOLE              78425
Anheuser-Busch Cos Inc           COMMON        035229103    5415   72500         SOLE              72500
Applied Materials, Inc.          COMMON        038222105    5392   59500         SOLE              59500
Archer-Daniels-Midland Co        COMMON        039483102    1940  197673         SOLE              197673
Associates First Capital-A       COMMON        046008108    4704  210816         SOLE              210816
AutoZone                         COMMON        053332102    2308  104900         SOLE              104900
Automatic Data Processing        COMMON        053015103    6990  130500         SOLE              130500
BP Amoco PLC ADR                 COMMON        055622104    6563  115900         SOLE              115900
Baker-Hughes Inc                 COMMON        057224107    2030   63500         SOLE              63500
Banc One Corp. New               COMMON        06423A103    3810  143440         SOLE              143440
BankAmerica Corp.                COMMON        060505104    4735  109161         SOLE              109161
BellSouth Corp.                  COMMON        079860102    3623   85000         SOLE              85000
Boeing Co.                       COMMON        097023105    2909   69584         SOLE              69584
Boston Scientific Corp.          COMMON        101137107    2501  114000         SOLE              114000
Bristol-Myers Squibb Co.         COMMON        110122108    4759   81700         SOLE              81700
BroadWing Inc.                   COMMON        111620100    4040  155000         SOLE              155000
Broadcom Corp. - Class A         COMMON        111320107    1160    5300         SOLE              5300
Burlington Resources Inc.        COMMON        122014103    2142   56000         SOLE              56000
Chase Manhattan Corp.            COMMON        16161A108    7994  173550         SOLE              173550
Check Point Software Tech Ltd    COMMON        M22465104     191     900         SOLE              900
Chevron Corp                     COMMON        166751107    2905   34200         SOLE              34200
Chubb Corp.                      COMMON        171232101    4287   69700         SOLE              69700
Cisco Sytems, Inc.               COMMON        17275R102   25972  408600         SOLE              408600
Citigroup Inc.                   COMMON        172967101    6255  103500         SOLE              103500
Clorox Co.                       COMMON        189054109    3339   74500         SOLE              74500
Coca-Cola Co                     COMMON        191216100   16668  290200         SOLE              290200
Colgate Palmolive Co.            COMMON        194162103    4287   71600         SOLE              71600
Compaq Computer Corp.            COMMON        204493100    3466  135600         SOLE              135600
Comverse Technology, Inc.        COMMON        205862402     214    2300         SOLE              2300
Conexant Systems, Inc.           COMMON        207142100    2188   45000         SOLE              45000
Convergys Corp.                  COMMON        212485106    8404  162000         SOLE              162000
Corning Inc                      COMMON        219350105     513    1900         SOLE              1900
Danielson Holding Corp           COMMON        236274106     892  183037         SOLE              183037
Deere & Co                       COMMON        244199105    2840   76750         SOLE              76750
Delphi Automotive Systems        COMMON        247126105    2321  159413         SOLE              159413
Devon Energy Corporation         COMMON        25179M103    1915   34200         SOLE              34200
Du Pont (E.I.) De Nemours & Co   COMMON        263534109    4019   91435         SOLE              91435
EMC Corp.                        COMMON        268648102    5113   66400         SOLE              66400
Eastman Kodak Co                 COMMON        277461109    2564   43000         SOLE              43000
El Paso Energy Corp.             COMMON        283905107    4786   93964         SOLE              93964
Elan Corporation PLC             COMMON        284131208    3995   82480         SOLE              82480
Electronic Data Systems          COMMON        285661104    4496  109000         SOLE              109000
Emerson Electric Co              COMMON        291011104    6062  100400         SOLE              100400
Engelhard Corp                   COMMON        292845104    2242  131400         SOLE              131400
Enron Corp.                      COMMON        293561106     284    4400         SOLE              4400
Ericsson (LM) Tel. Co CL B ADR   COMMON        294821400    5020  251000         SOLE              251000
Exxon Mobil Corporation          COMMON        30231G102   17702  225502         SOLE              225502
Federal Home Loan Mtg Corp       COMMON        313400301    4666  115200         SOLE              115200
Federal National Mortgage Assn   COMMON        313586109    3568   68200         SOLE              68200
Fedex Corp.                      COMMON        31428X106    1923   50600         SOLE              50600
First Data Corporation           COMMON        319963104    6799  137000         SOLE              137000
FleetBoston Financial Corp.      COMMON        339030108    3791  111500         SOLE              111500
Ford Motor Co.                   COMMON        345370860    5956  138513         SOLE              138513
GTE Corp                         COMMON        362320103    3953   63500         SOLE              63500
Gannett Company Inc              COMMON        364730101    3786   63300         SOLE              63300
General Electric Co              COMMON        369604103   38168  728750         SOLE              728750
General Motors Corp.             COMMON        370442105    1940   33450         SOLE              33450
General Motors Corp.             COMMON        370442832    3076   35053         SOLE              35053
Gillette Co                      COMMON        375766102    5482  156900         SOLE              156900
Global Crossing Ltd.             COMMON        G3921A100    2631  100000         SOLE              100000
Guidant Corp.                    COMMON        401698105    2935   59300         SOLE              59300
Heinz (H.J.) Co                  COMMON        423074103    1411   32250         SOLE              32250
Hertz Corp.                      COMMON        428040109    1010   36000         SOLE              36000
Hewlett-Packard Co               COMMON        428236103   12999  104100         SOLE              104100
Honeywell International          COMMON        438516106    4494  133400         SOLE              133400
I2 Technologies Inc.             COMMON        465754109     141    1350         SOLE              1350
IBM Corp.                        COMMON        459200101   14320  130700         SOLE              130700
Intel Corp                       COMMON        458140100   36370  272050         SOLE              272050
Internet HOLDRs Trust            COMMON        46059W102    2685   24800         SOLE              24800
JDS Uniphase Corp.               COMMON        46612J101     959    8000         SOLE              8000
Kimberly Clark Corp.             COMMON        494368103    3644   63520         SOLE              63520
Kimco Realty Corp.               COMMON        49446R109    3854   94000         SOLE              94000
Lilly (Eli) & Co                 COMMON        532457108   10687  107000         SOLE              107000
Lowes Companies, Inc.            COMMON        548661107    4448  108000         SOLE              108000
Lucent Technologies Inc.         COMMON        549463107    8959  152500         SOLE              152500
Manpower, Inc.                   COMMON        56418H100    1600   50000         SOLE              50000
Marsh & McLennan Companies       COMMON        571748102    9055   86700         SOLE              86700
May Department Stores Co         COMMON        577778103     648   27000         SOLE              27000
McDonalds Corp                   COMMON        580135101    6406  194500         SOLE              194500
Mcgraw-Hill Companies            COMMON        580645109    2743   50800         SOLE              50800
Medtronic, Inc.                  COMMON        585055106    6914  138800         SOLE              138800
Merck & Co                       COMMON        589331107   20880  272500         SOLE              272500
Microsoft Corporation            COMMON        594918104   22984  287301         SOLE              287301
Minnesota Mining & Mfg Co        COMMON        604059105    1447   17500         SOLE              17500
Morgan (J.P.) & Co               COMMON        616880100    3469   31500         SOLE              31500
Morgan Stanley Dean Witter       COMMON        617446448    7668   92104         SOLE              92104
Motorola Inc.                    COMMON        620076109    3672  122400         SOLE              122400
Nabors Industries                COMMON        629568106    1247   30000         SOLE              30000
Network Appliance, Inc.          COMMON        64120L104     869   10800         SOLE              10800
News Corp Ltd Ads                COMMON        652487703    1177   21600         SOLE              21600
News Corp Ltd Ads                CONV. PFD.    652487802     513   10800         SOLE              10800
Norfolk Southern Corp            COMMON        655844108     669   45000         SOLE              45000
Nortel Networks Corp.            COMMON        656568102     613    8900         SOLE              8900
Northeast Bancorp                COMMON        663904100      48    6000         SOLE              6000
Novartis AG-ADR                  COMMON        66987V109    4376  109400         SOLE              109400
Oracle Corp.                     COMMON        68389X105     563    6700         SOLE              6700
PE Corp-PE Biosystems Group      COMMON        69332S102     284    4300         SOLE              4300
PMC - Sierra, Inc.               COMMON        69344F106     711    4000         SOLE              4000
Pepsico Inc.                     COMMON        713448108    9110  205000         SOLE              205000
Perkinelmer Inc.                 COMMON        714046109    3300   49900         SOLE              49900
Pfizer Inc                       COMMON        717081103    5366  111800         SOLE              111800
Philip Morris Companies Inc      COMMON        718154107    4303  162000         SOLE              162000
Procter & Gamble Co.             COMMON        742718109    7729  135000         SOLE              135000
Qualcomm, Inc.                   COMMON        747525103     144    2400         SOLE              2400
Qwest Communications Int.        COMMON        749121109    3977   79534         SOLE              79534
RF Micro Devices, Inc.           COMMON        749941100     147    1675         SOLE              1675
Rite Aid Corp                    COMMON        767754104     586   91000         SOLE              91000
Rockwell Internat'l Corp New     COMMON        773903109    1859   59000         SOLE              59000
Royal Dutch Petroleum -NY Reg    COMMON        780257804    8446  137200         SOLE              137200
SBC Communications Inc           COMMON        78387G103   10758  248742         SOLE              248742
Sabre Holdings Corp              COMMON        785905100    2099   73649         SOLE              73649
Saks, Inc.                       COMMON        79377W108    1367  131000         SOLE              131000
Sara Lee Corp                    COMMON        803111103    2941  153300         SOLE              153300
Schering-Plough                  COMMON        806605101   13130  260000         SOLE              260000
Schlumberger LTD                 COMMON        806857108    4478   60000         SOLE              60000
Sears Roebuck & Co               COMMON        812387108    2571   78800         SOLE              78800
Siebel Systems, Inc.             COMMON        826170102     409    2500         SOLE              2500
SmithKline Beecham               COMMON        832378301    5378   82500         SOLE              82500
Starwood Hotels & Resorts        COMMON        85590A203    2849   87500         SOLE              87500
Sun Microsystems, Inc.           COMMON        866810104     573    6300         SOLE              6300
TJX Companies, Inc.              COMMON        872540109     844   45000         SOLE              45000
Target Corp.                     COMMON        87612E106    2320   40000         SOLE              40000
Tellabs, Inc.                    COMMON        879664100    2840   41500         SOLE              41500
Texaco Inc                       COMMON        881694103    2452   46000         SOLE              46000
Texas Instruments, Inc.          COMMON        882508104     343    5000         SOLE              5000
Transocean Sedco Forex Inc.      COMMON        G90078109    1832   34289         SOLE              34289
Tricon Global Restaurants        COMMON        895953107     271    9600         SOLE              9600
Trw Inc                          COMMON        872649108    2581   59500         SOLE              59500
USX-Marathon Group               COMMON        902905827    2008   80100         SOLE              80100
Union Pacific Corp.              COMMON        907818108    1504   40100         SOLE              40100
United Parcel Service            COMMON        911312106    1829   31000         SOLE              31000
Veritas Software Corp.           COMMON        923436109     463    4100         SOLE              4100
Verizon Communications Inc.      COMMON        92343V104    5556  109076         SOLE              109076
Visteon Corp.                    COMMON        92839U107     220   18132         SOLE              18132
Wal-Mart Stores                  COMMON        931142103   14614  256100         SOLE              256100
Walgreen Co                      COMMON        931422109    4498  140000         SOLE              140000
Waste Management, Inc.           COMMON        94106L109     475   25000         SOLE              25000
Waters Corporation               COMMON        941848103     262    2100         SOLE              2100
Worldcom Inc.                    COMMON        98157D106    6371  138881         SOLE              138881